Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2022	52.8	21.4	1.8	76.0
Accumulated Amortization at January 1, 2022	(10.9)	(7.6)	—	(18.5)
Net book amount at January 1, 2022	41.9	13.8	1.8	57.5

Twelve month period ended December 31, 2022
Opening net book amounts	41.9	13.8	1.8	57.5
Additions	16.4	6.3	—	22.7
Disposals	—	(0.5)	—	(0.5)
Amortization	(4.1)	(5.2)	—	(9.3)
Net book value at December 31, 2022	54.2	14.4	1.8	70.3

Cost at December 31, 2022	69.2	25.9	1.8	96.9
Accumulated Amortization at December 31, 2022	(15.0)	(11.6)	—	(26.6)
Net book amount at December 31, 2022	54.2	14.4	1.8	70.3

Twelve month period ended December 31, 2023
Opening net book amounts	54.2	14.4	1.8	70.3
Additions	1.2	3.1	—	4.4
Amortization	(4.5)	(5.5)	—	(10.1)
Currency Translation	—	(0.1)	—	(0.1)
Net book value at December 31, 2023	50.9	11.9	1.8	64.6

Cost at December 31, 2023	70.4	29.0	1.8	101.2
Accumulated Amortization at December 31, 2023	(19.6)	(17.1)	—	(36.6)
Net book amount at December 31, 2023	50.9	11.9	1.8	64.6